Quarterly Report
January 31, 2024
MFS®  Global Alternative
Strategy Fund
DTR-Q1

Portfolio of Investments
1/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 74.0%
Aerospace & Defense – 1.3%
AeroVironment, Inc. (a)	189	$22,801
Boeing Co. (a)	145	30,601
CACI International, Inc., “A” (a)	334	114,806
General Dynamics Corp.	724	191,853
Honeywell International, Inc. (f)	1,152	233,003
Howmet Aerospace, Inc.	4,318	242,931
KBR, Inc.	3,143	163,782
L3Harris Technologies, Inc.	211	43,977
Leidos Holdings, Inc.	791	87,382
Moog, Inc., “A”	219	30,616
MTU Aero Engines Holding AG	561	129,560
Northrop Grumman Corp.	758	338,644
Singapore Technologies Engineering Ltd.	34,700	95,890
Textron, Inc.	1,858	157,391
Thales S.A.	293	42,858
TransDigm Group, Inc.	72	78,673
		$2,004,768
Airlines – 0.1%
Alaska Air Group, Inc. (a)	452	$16,195
Delta Air Lines, Inc.	925	36,205
Ryanair Holdings PLC, ADR	330	44,088
		$96,488
Alcoholic Beverages – 1.0%
Carlsberg Group	441	$56,720
China Resources Beer Holdings Co. Ltd.	14,000	50,410
Constellation Brands, Inc., “A”	95	23,283
Diageo PLC	7,974	286,799
Heineken N.V.	4,222	424,919
Kirin Holdings Co. Ltd.	3,000	43,360
Pernod Ricard S.A.	3,743	616,032
		$1,501,523
Apparel Manufacturers – 1.1%
Burberry Group PLC	887	$14,703
Canada Goose Holdings, Inc. (a)	2,890	34,651
Compagnie Financiere Richemont S.A.	1,729	258,464
Deckers Outdoor Corp. (a)	43	32,410
LVMH Moet Hennessy Louis Vuitton SE	1,052	874,949
NIKE, Inc., “B”	578	58,684
On Holding AG (a)	590	15,671
PVH Corp.	1,623	195,182
Skechers USA, Inc., “A” (a)	2,069	129,188
Under Amour, Inc., “C” (a)	4,244	31,406
VF Corp.	876	14,419
		$1,659,727
Automotive – 0.6%
Aptiv PLC (a)	555	$45,138
Bridgestone Corp.	1,200	52,164
Compagnie Generale des Etablissements Michelin	1,448	48,229
Copart, Inc. (a)	3,709	178,180
DENSO Corp.	4,500	70,427
Koito Manufacturing Co. Ltd.	2,500	38,394
Lear Corp.	492	65,387

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Automotive – continued
LKQ Corp.	2,685	$125,309
Methode Electronics, Inc.	650	13,494
Niterra Co. Ltd.	3,700	99,733
Stanley Electric Co. Ltd.	2,500	47,577
Visteon Corp. (a)	830	95,691
		$879,723
Biotechnology – 0.4%
Adaptive Biotechnologies Corp. (a)	2,664	$9,777
BioAtla, Inc. (a)	728	1,394
Biogen, Inc. (a)	1,003	247,400
CG Oncology, Inc. (a)	321	11,961
CSL Ltd.	365	71,704
Exact Sciences Corp. (a)	221	14,453
Gilead Sciences, Inc.	3,150	246,519
Immunocore Holdings PLC, ADR (a)	395	28,555
Lyell Immunopharma, Inc. (a)	1,447	2,648
MaxCyte, Inc. (a)	3,135	15,957
Oxford Nanopore Technologies PLC (a)	6,258	12,713
Prelude Therapeutics, Inc. (a)	701	2,299
		$665,380
Broadcasting – 0.4%
Netflix, Inc. (a)	550	$310,260
Nippon Television Holdings, Inc. (a)	4,600	53,712
Omnicom Group, Inc.	1,448	130,870
Walt Disney Co.	518	49,754
		$544,596
Brokerage & Asset Managers – 1.9%
Apollo Global Management, Inc.	807	$81,023
Bank of New York Mellon Corp.	5,273	292,441
Bolsa Mexicana de Valores S.A. de C.V.	31,500	63,818
Cboe Global Markets, Inc.	144	26,474
Charles Schwab Corp.	675	42,471
Citigroup, Inc.	17,411	977,976
CME Group, Inc.	558	114,859
Computershare Ltd.	7,857	130,875
Deutsche Boerse AG	998	199,260
Euronext N.V.	1,311	115,432
Evercore Partners, Inc.	297	51,004
GCM Grosvenor, Inc., “A”	4,530	39,366
Hamilton Lane, Inc., “A”	326	37,796
Hong Kong Exchanges & Clearing Ltd.	1,900	57,630
London Stock Exchange Group PLC	1,007	113,973
NASDAQ, Inc. (f)	4,314	249,220
Raymond James Financial, Inc.	561	61,811
TMX Group Ltd.	3,881	95,982
TPG, Inc.	791	32,929
WisdomTree Investments, Inc.	6,471	43,809
		$2,828,149
Business Services – 2.3%
Accenture PLC, “A”	2,097	$763,056
Bunzl PLC	1,624	66,036
CoStar Group, Inc. (a)	4,250	354,790
Endava PLC, ADR (a)	473	33,474
ExlService Holdings, Inc. (a)	2,322	72,632
Experian PLC	3,469	144,626

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Global Payments, Inc.	257	$34,240
HireRight Holdings Corp. (a)	730	9,052
Intertek Group PLC	1,899	107,739
Keywords Studios PLC	1,831	38,186
Morningstar, Inc.	303	84,628
MSCI, Inc.	753	450,761
Nomura Research Institute Ltd.	2,097	64,044
NS Solutions Corp.	2,600	86,777
Remitly Global, Inc. (a)	2,903	49,758
Secom Co. Ltd.	300	21,739
SGS S.A.	1,563	144,605
Thoughtworks Holding, Inc. (a)	11,524	53,932
TransUnion	783	54,176
TriNet Group, Inc. (a)	562	63,899
Tyler Technologies, Inc. (a)	287	121,329
Verisk Analytics, Inc., “A”	2,269	548,032
WNS (Holdings) Ltd., ADR (a)	1,469	101,875
		$3,469,386
Cable TV – 0.3%
Cable One, Inc.	53	$29,093
Comcast Corp., “A” (f)	7,874	366,456
		$395,549
Chemicals – 0.3%
Avient Corp.	1,206	$43,669
Eastman Chemical Co.	640	53,472
Element Solutions, Inc.	3,095	68,802
Givaudan S.A.	40	166,412
IMCD Group N.V.	442	67,278
		$399,633
Computer Software – 6.5%
ACI Worldwide, Inc. (a)	1,929	$58,005
Adobe Systems, Inc. (a)	981	606,042
Alkami Technology, Inc. (a)	1,710	42,100
Altair Engineering, Inc., “A” (a)	208	17,684
ANSYS, Inc. (a)	315	103,266
Atlassian Corp. (a)	271	67,688
Autodesk, Inc. (a)	913	231,728
AvidXchange Holdings, Inc. (a)	2,254	24,704
Cadence Design Systems, Inc. (a)(f)	3,710	1,070,187
Check Point Software Technologies Ltd. (a)	163	25,906
Computer Modelling Group Ltd.	24,541	188,194
Dassault Systemes SE	5,515	287,483
Definitive Healthcare Corp. (a)	4,268	36,278
DoubleVerify Holdings, Inc. (a)	1,941	77,659
Dun & Bradstreet Holdings, Inc.	7,006	81,200
Intuit, Inc. (f)	205	129,423
Kinaxis, Inc. (a)	1,464	178,278
Microsoft Corp. (f)	8,946	3,556,751
Nutanix, Inc. (a)	10,669	599,598
OBIC Co. Ltd.	1,000	153,416
Pagerduty, Inc. (a)	2,613	61,876
Palo Alto Networks, Inc. (a)	1,706	577,498
Paylocity Holding Corp. (a)	112	17,742
Procore Technologies, Inc. (a)	746	53,257
Sabre Corp. (a)	6,669	27,343
Salesforce, Inc. (a)	308	86,576

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
SAP SE	4,506	$784,178
Synopsys, Inc. (a)	790	421,346
Wisetech Global Ltd.	2,100	98,830
Zeta Global Holdings Corp. (a)	4,751	45,990
		$9,710,226
Computer Software - Systems – 3.9%
Alten S.A.	591	$91,417
Amadeus IT Group S.A.	10,081	704,694
Apple, Inc. (f)(s)	13,038	2,404,207
Arista Networks, Inc. (a)	306	79,156
Cancom SE	1,415	45,172
Capgemini	1,337	299,382
Constellation Software, Inc.	130	359,301
Five9, Inc. (a)	1,007	76,391
Fujitsu Ltd.	500	70,603
Guidewire Software, Inc. (a)	475	53,048
Hitachi Ltd.	10,900	856,201
HubSpot, Inc. (a)	36	21,996
Q2 Holdings, Inc. (a)	1,458	62,038
Rapid7, Inc. (a)	832	45,785
Samsung Electronics Co. Ltd.	5,427	294,278
Seagate Technology Holdings PLC	261	22,363
ServiceNow, Inc. (a)	307	234,978
Softchoice Corp. (l)	2,248	27,723
Venture Corp. Ltd.	6,100	60,724
Verint Systems, Inc. (a)	1,061	31,501
Zebra Technologies Corp., “A” (a)	160	38,328
		$5,879,286
Conglomerates – 0.0%
Ansell Ltd. (l)	4,586	$72,252
Construction – 1.4%
Allegion PLC	287	$35,556
Apartment Income Corp., REIT	985	32,200
AZEK Co., Inc. (a)	1,404	54,138
Beacon Roofing Supply, Inc. (a)	1,869	154,921
Compagnie de Saint-Gobain S.A.	3,389	239,990
CRH PLC	3,871	277,783
Essex Property Trust, Inc., REIT	169	39,423
Masco Corp.	726	48,852
Mid-America Apartment Communities, Inc., REIT	228	28,815
Sherwin-Williams Co.	111	33,786
Smith Douglas Homes Corp. (a)	390	10,035
Stanley Black & Decker, Inc.	356	33,215
Summit Materials, Inc., “A” (a)	3,091	111,832
Techtronic Industries Co. Ltd.	6,500	69,440
Toll Brothers, Inc.	3,922	389,651
Vulcan Materials Co.	2,182	493,154
		$2,052,791
Consumer Products – 1.7%
Church & Dwight Co., Inc.	1,317	$131,503
Colgate-Palmolive Co. (f)	4,842	407,696
e.l.f. Beauty, Inc. (a)	174	27,758
Estée Lauder Cos., Inc., “A”	506	66,787
Helen of Troy Ltd. (a)	331	37,900
International Flavors & Fragrances, Inc.	615	49,618

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
Kao Corp.	1,700	$67,557
Kenvue, Inc.	16,040	332,990
Kimberly-Clark Corp.	2,867	346,821
Kobayashi Pharmaceutical Co. Ltd.	3,000	135,425
L’Oréal S.A.	295	141,461
Newell Brands, Inc.	6,296	52,383
Prestige Consumer Healthcare, Inc. (a)	956	58,832
Reckitt Benckiser Group PLC	9,547	689,410
Scotts Miracle-Gro Co.	303	17,047
		$2,563,188
Consumer Services – 0.8%
Asante, Inc.	6,200	$71,445
Avis Budget Group, Inc.	95	15,552
Booking Holdings, Inc. (a)	178	624,330
Boyd Group Services, Inc.	215	46,213
Bright Horizons Family Solutions, Inc. (a)	1,218	119,669
Carsales.com Ltd.	1,102	23,654
European Wax Center, Inc., “A” (a)	3,093	45,900
Grand Canyon Education, Inc. (a)	294	38,393
Meitec Group Holdings, Inc.	4,600	90,989
Persol Holdings Co. Ltd.	14,000	22,515
Seek Ltd.	1,085	17,827
		$1,116,487
Containers – 0.4%
Ardagh Metal Packaging S.A.	6,302	$23,254
Avery Dennison Corp.	201	40,089
Crown Holdings, Inc.	435	38,498
Graphic Packaging Holding Co.	3,392	86,530
Owens Corning	2,030	307,606
Silgan Holdings, Inc.	826	37,946
Verallia	1,671	59,002
WestRock Co.	883	35,550
		$628,475
Electrical Equipment – 2.1%
AMETEK, Inc.	2,424	$392,809
Berry Global, Inc.	1,375	90,008
Johnson Controls International PLC	1,383	72,870
Legrand S.A.	2,997	291,427
Littlefuse, Inc.	176	42,574
Mitsubishi Electric Corp.	26,500	390,256
nVent Electric PLC	1,885	113,175
Rockwell Automation, Inc.	417	105,618
Schneider Electric SE	7,640	1,505,749
Sensata Technologies Holding PLC	2,285	82,649
TE Connectivity Ltd.	453	64,412
TriMas Corp.	1,433	35,366
		$3,186,913
Electronics – 4.2%
Advanced Energy Industries, Inc.	622	$64,800
Allegro MicroSystems, Inc. (a)	962	24,954
Analog Devices, Inc.	2,985	574,195
Applied Materials, Inc.	5,026	825,772
ASM International N.V.	600	334,714
ASM Pacific Technology Ltd.	4,800	46,741
ASML Holding N.V.	62	53,137

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
ASML Holding N.V., ADR	278	$241,810
Axcelis Technologies, Inc. (a)	173	22,499
Cohu, Inc. (a)	798	25,424
Corning, Inc.	1,078	35,024
Flex Ltd. (a)	2,048	48,620
Formfactor, Inc. (a)	1,204	46,679
Intel Corp.	2,896	124,760
KLA Corp.	104	61,780
Kyocera Corp.	3,900	57,151
Lam Research Corp.	430	354,823
Marvell Technology, Inc.	1,367	92,546
Melexis N.V.	306	26,351
Monolithic Power Systems, Inc.	424	255,553
Nova Ltd. (a)	210	30,410
NVIDIA Corp. (f)	2,824	1,737,522
NXP Semiconductors N.V.	638	134,344
ON Semiconductor Corp. (a)	515	36,632
Onto Innovation, Inc. (a)	422	68,153
Plexus Corp. (a)	401	37,983
Renesas Electronics Co. (a)	1,200	19,761
ROHM Co. Ltd.	1,700	29,794
Silicon Motion Technology Corp., ADR	138	8,691
Taiwan Semiconductor Manufacturing Co. Ltd.	3,654	73,201
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,996	790,268
		$6,284,092
Energy - Independent – 2.0%
Antero Resources Corp. (a)	1,489	$33,264
Chesapeake Energy Corp.	567	43,721
CNX Resources Corp. (a)	550	11,110
ConocoPhillips (s)	2,890	323,304
Diamondback Energy, Inc.	1,418	218,003
Hess Corp.	421	59,163
Marathon Petroleum Corp.	1,757	290,959
Matador Resources Co.	1,625	89,196
Permian Resources Corp.	9,797	132,064
Phillips 66	1,539	222,093
Pioneer Natural Resources Co.	1,667	383,127
Reliance Industries Ltd.	12,899	441,839
Valero Energy Corp.	2,746	381,420
Viper Energy, Inc.	1,464	45,706
Woodside Energy Group Ltd.	16,660	349,181
		$3,024,150
Energy - Integrated – 0.8%
Aker BP ASA	6,174	$163,735
Eni S.p.A.	4,643	74,262
Exxon Mobil Corp. (f)	2,011	206,751
Galp Energia SGPS S.A., “B”	5,283	82,854
TotalEnergies SE	9,540	621,321
		$1,148,923
Energy - Renewables – 0.0%
AES Corp.	2,104	$35,095
Nextracker, Inc. “A” (a)	376	17,021
		$52,116

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Engineering - Construction – 0.6%
Comfort Systems USA, Inc.	381	$82,856
Corporacion Inmobiliaria Vesta S.A.B. de C.V., ADR	587	22,259
EMCOR Group, Inc.	1,064	242,709
Jacobs Solutions, Inc.	841	113,342
Prologis Property Mexico S.A. de C.V., REIT	17,264	71,147
Quanta Services, Inc.	194	37,646
Taisei Corp.	6,200	226,047
TopBuild Corp. (a)	196	72,349
		$868,355
Entertainment – 0.2%
CTS Eventim AG	1,047	$71,114
Spotify Technology S.A. (a)	739	159,144
Vivid Seats, Inc., “A” (a)	4,291	24,630
		$254,888
Food & Beverages – 2.1%
Archer Daniels Midland Co.	2,922	$162,405
Britvic PLC	6,732	75,290
Chocoladefabriken Lindt & Sprungli AG	27	343,601
Coca-Cola Co.	3,450	205,240
Coca-Cola Europacific Partners PLC	622	42,856
Duckhorn Portfolio, Inc. (a)	4,619	39,862
General Mills, Inc.	2,929	190,121
Ingredion, Inc.	429	46,148
Mondelez International, Inc.	477	35,904
Morinaga & Co. Ltd.	5,200	99,371
Nestle S.A.	7,433	847,500
Nestle S.A., ADR	2,811	320,173
Nomad Foods Ltd.	4,018	72,284
Novozymes A/S	2,806	143,773
Oatly Group AB, ADR (a)(l)	9,164	10,355
PepsiCo, Inc.	250	42,132
S Foods, Inc.	3,700	83,381
Toyo Suisan Kaisha Ltd.	5,800	301,718
WK Kellogg Co.	1,410	18,316
		$3,080,430
Food & Drug Stores – 0.4%
Albertsons Cos., Inc., “A”	1,565	$33,209
JM Holdings Co. Ltd.	5,200	79,060
Kroger Co. (f)	4,601	212,290
Patlac Corp.	2,200	67,173
Seven & I Holdings Co. Ltd.	700	27,852
Sundrug Co. Ltd.	3,700	111,647
		$531,231
Forest & Paper Products – 0.1%
Suzano Papel e Celulose S.A., ADR	5,419	$56,358
Weyerhaeuser Co., REIT	4,580	150,086
		$206,444
Furniture & Appliances – 0.0%
Howden Joinery Group PLC	6,816	$69,345
Gaming & Lodging – 0.8%
Aristocrat Leisure Ltd.	1,764	$50,841
DraftKings, Inc. (a)	2,427	94,774
Flutter Entertainment PLC (a)	1,381	283,952

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – continued
Genius Sports Ltd. (a)	6,558	$44,004
Hyatt Hotels Corp.	1,058	135,816
International Game Technology PLC	2,756	71,546
Marriott International, Inc., “A”	1,308	313,567
Royal Caribbean Cruises Ltd. (a)	1,113	141,908
Sands China Ltd. (a)	8,800	23,075
Whitbread PLC	733	33,262
		$1,192,745
General Merchandise – 0.2%
Dollar General Corp.	371	$48,998
Dollarama, Inc.	2,212	162,340
Five Below, Inc. (a)	306	54,915
Ollie's Bargain Outlet Holdings, Inc. (a)	553	39,777
		$306,030
Health Maintenance Organizations – 0.7%
Cigna Group (f)	2,927	$880,880
Humana, Inc.	297	112,284
		$993,164
Insurance – 4.0%
AIA Group Ltd.	60,400	$469,644
American International Group, Inc.	2,804	194,906
Ameriprise Financial, Inc.	2,291	886,227
Aon PLC	1,673	499,273
Arthur J. Gallagher & Co.	1,968	456,891
Assurant, Inc.	564	94,724
Beazley PLC	33,120	228,543
Chubb Ltd.	240	58,800
CNO Financial Group, Inc.	1,753	47,647
Corebridge Financial, Inc.	17,762	429,307
Equitable Holdings, Inc.	22,213	726,143
Everest Group Ltd.	99	38,112
Hanover Insurance Group, Inc.	578	76,302
Hartford Financial Services Group, Inc.	1,039	90,351
Hiscox Ltd.	2,377	31,299
Marsh & McLennan Cos., Inc.	1,734	336,119
MetLife, Inc. (f)	2,700	187,164
Progressive Corp.	3,126	557,209
Reinsurance Group of America, Inc.	891	154,936
Selective Insurance Group, Inc.	360	37,750
Steadfast Group Ltd.	15,021	58,412
Voya Financial, Inc.	657	47,547
Willis Towers Watson PLC	451	111,081
Zurich Insurance Group AG	171	87,011
		$5,905,398
Internet – 3.1%
Alphabet, Inc., “A” (a)(s)	9,335	$1,307,834
Alphabet, Inc., “C” (a)	6,420	910,356
Gartner, Inc. (a)	489	223,688
MakeMyTrip Ltd. (a)	867	48,023
Meta Platforms, Inc., “A” (f)	4,510	1,759,531
NAVER Corp.	1,167	172,559
Tencent Holdings Ltd.	7,400	257,373
		$4,679,364

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 0.4%
Brunswick Corp.	1,358	$109,563
Corsair Gaming, Inc. (a)	1,711	21,781
Electronic Arts, Inc.	441	60,673
Funko, Inc., “A” (a)	3,090	21,846
Hasbro, Inc.	638	31,230
Mattel, Inc. (a)	1,833	32,792
Take-Two Interactive Software, Inc. (a)	830	136,892
VTech Holdings Ltd.	16,500	95,607
Yamaha Corp.	700	15,481
		$525,865
Machinery & Tools – 2.6%
AGCO Corp. (f)	1,951	$238,666
Assa Abloy AB	13,863	380,352
Azbil Corp.	2,200	71,149
Crane Co.	653	81,044
Daikin Industries Ltd.	600	96,442
Eaton Corp. PLC	1,458	358,785
ESAB Corp.	450	38,695
Flowserve Corp.	898	35,857
GEA Group AG	11,527	463,409
Hayward Holdings, Inc. (a)	3,101	38,824
Illinois Tool Works, Inc.	957	249,681
Ingersoll Rand, Inc.	980	78,263
ITT, Inc.	716	86,478
PACCAR, Inc.	471	47,284
RB Global, Inc.	1,245	79,643
RB Global, Inc.	6,148	393,541
Regal Rexnord Corp.	761	101,563
SIG Combibloc Group AG	4,522	94,501
SMC Corp.	200	111,300
Spirax-Sarco Engineering PLC	1,883	237,001
Timken Co.	3,056	250,317
Toyota Industries Corp.	900	76,014
Wabtec Corp.	1,984	261,035
Weir Group PLC	1,717	39,591
		$3,909,435
Major Banks – 2.3%
Bank of America Corp.	6,028	$205,012
Bank of Ireland Group PLC	32,950	302,347
BNP Paribas	1,738	116,865
DBS Group Holdings Ltd.	10,700	253,353
JPMorgan Chase & Co.	4,237	738,763
Mitsubishi UFJ Financial Group, Inc.	8,300	77,823
Morgan Stanley	3,892	339,538
NatWest Group PLC	105,834	300,125
PNC Financial Services Group, Inc.	292	44,153
Regions Financial Corp.	2,271	42,400
Resona Holdings, Inc.	56,500	313,536
State Street Corp.	2,133	157,565
UBS Group AG	2,989	89,272
Wells Fargo & Co.	8,507	426,881
		$3,407,633
Medical & Health Technology & Services – 1.8%
Cardinal Health, Inc.	3,741	$408,480
Cencora, Inc.	346	80,507
Certara, Inc. (a)	3,436	55,526

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – continued
Encompass Health Corp.	435	$30,902
HealthEquity, Inc. (a)	425	32,122
ICON PLC (a)	980	255,653
IDEXX Laboratories, Inc. (a)	202	104,046
IQVIA Holdings, Inc. (a)	1,045	217,600
Laboratory Corp. of America Holdings	147	32,678
McKesson Corp.	2,485	1,242,227
Universal Health Services, Inc.	358	56,854
Veeva Systems, Inc. (a)	571	118,431
		$2,635,026
Medical Equipment – 2.4%
Agilent Technologies, Inc.	1,574	$204,777
Agiliti Health, Inc. (a)	1,324	9,387
Align Technology, Inc. (a)	209	55,870
Becton, Dickinson and Co.	124	29,612
Bio-Techne Corp.	620	43,598
Boston Scientific Corp. (a)	5,535	350,144
Bruker BioSciences Corp.	685	48,984
ConvaTec Group PLC	15,893	48,211
CryoPort, Inc. (a)	2,454	35,608
Eiken Chemical Co. Ltd.	7,200	89,906
Envista Holdings Corp. (a)	3,418	80,323
EssilorLuxottica	2,340	460,061
Gerresheimer AG	1,508	154,658
Hogy Medical Co. Ltd.	2,500	60,555
Inari Medical, Inc. (a)	469	26,710
JEOL Ltd.	2,100	96,077
Maravai Lifesciences Holdings, Inc., “A” (a)	3,615	20,967
Masimo Corp. (a)	667	86,003
Medtronic PLC	520	45,521
Natera, Inc. (a)	620	40,883
Nihon Kohden Corp.	2,300	70,030
Olympus Corp.	1,800	26,668
OptiNose, Inc. (a)(l)	3,885	4,895
Outset Medical, Inc. (a)	889	2,703
PROCEPT BioRobotics Corp. (a)	593	27,456
Qiagen N.V.	6,290	274,033
Qiagen N.V.	1,322	57,723
QuidelOrtho Corp. (a)	470	32,200
Revvity, Inc.	212	22,722
Shimadzu Corp.	8,500	235,185
Shockwave Medical, Inc. (a)	241	54,526
Smith & Nephew PLC	7,031	98,706
STERIS PLC	1,108	242,597
Teleflex, Inc.	123	29,868
Terumo Corp.	1,300	43,884
Thermo Fisher Scientific, Inc.	215	115,881
Waters Corp. (a)	246	78,157
West Pharmaceutical Services, Inc.	192	71,622
Zimmer Biomet Holdings, Inc.	291	36,550
		$3,513,261
Metals & Mining – 0.3%
Glencore PLC	51,427	$274,022
Kaiser Aluminum Corp.	200	12,980
Mitsui & Co. Ltd.	1,100	44,561
Reliance Steel & Aluminum Co.	182	51,946

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – continued
United States Steel Corp.	2,745	$129,070
		$512,579
Natural Gas - Distribution – 0.2%
Atmos Energy Corp.	268	$30,536
China Resources Gas Group Ltd.	6,400	18,092
DCC PLC	1,625	117,997
Italgas S.p.A.	17,781	101,342
New Jersey Resources Corp.	854	34,869
ONE Gas, Inc.	690	42,345
		$345,181
Natural Gas - Pipeline – 0.1%
APA Group	3,753	$20,851
Plains GP Holdings LP	5,218	84,427
Targa Resources Corp.	563	47,832
		$153,110
Network & Telecom – 0.4%
Fortinet, Inc. (a)	5,678	$366,174
Motorola Solutions, Inc.	149	47,606
Qualcomm, Inc.	1,190	176,727
		$590,507
Oil Services – 0.3%
Cactus, Inc., “A”	590	$25,040
ChampionX Corp.	1,898	52,024
Expro Group Holdings N.V. (a)	1,677	29,515
Halliburton Co.	882	31,443
Helmerich & Payne	1,064	42,837
Schlumberger Ltd.	406	19,772
TechnipFMC PLC (a)	5,682	109,890
Tenaris S.A., ADR	2,336	74,308
		$384,829
Other Banks & Diversified Financials – 2.9%
AIB Group PLC	69,184	$303,328
Air Lease Corp.	1,225	51,217
American Express Co. (f)	1,974	396,261
Banc of California, Inc.	2,368	32,631
Bank of Hawaii Corp.	512	32,374
Brookline Bancorp, Inc.	3,341	36,150
CaixaBank S.A.	47,473	202,856
Cathay General Bancorp, Inc.	1,309	53,892
Chiba Bank Ltd.	47,700	354,779
Columbia Banking System, Inc.	3,468	69,915
Credicorp Ltd.	1,481	219,825
Discover Financial Services	306	32,289
East West Bancorp, Inc.	1,459	106,230
Element Fleet Management Corp.	2,383	40,200
First Hawaiian, Inc.	1,727	37,459
First Interstate BancSystem, Inc.	1,725	47,472
Glacier Bancorp, Inc.	1,037	40,090
HDFC Bank Ltd.	2,862	50,097
HDFC Bank Ltd., ADR	5,442	301,977
Herc Holdings, Inc.	274	40,412
Julius Baer Group Ltd.	1,328	72,524
M&T Bank Corp.	388	53,583
Macquarie Group Ltd.	500	62,365

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Metropolitan Bank & Trust Co.	95,617	$96,984
Moody's Corp.	63	24,698
Northern Trust Corp.	935	74,463
Pacific Premier Bancorp, Inc.	2,166	54,951
Prosperity Bancshares, Inc.	1,255	80,207
Sandy Spring Bancorp, Inc.	860	20,967
Shizuoka Financial Group, Inc.	4,600	42,121
SLM Corp.	4,715	93,734
Synchrony Financial	4,286	166,597
Texas Capital Bancshares, Inc. (a)	584	35,624
UMB Financial Corp.	426	35,145
United Community Bank, Inc.	1,530	41,830
Visa, Inc., “A” (s)	3,061	836,449
Wintrust Financial Corp.	398	38,598
Zions Bancorporation NA	656	27,486
		$4,307,780
Pharmaceuticals – 3.2%
AbbVie, Inc.	288	$47,347
Amicus Therapeutics, Inc. (a)	2,807	34,891
Annexon, Inc. (a)	1,060	4,404
Argenx SE, ADR (a)	108	41,095
Ascendis Pharma, ADR (a)	180	23,387
Bayer AG	863	26,865
Bristol-Myers Squibb Co.	3,230	157,850
Collegium Pharmaceutical, Inc. (a)	925	30,488
Eli Lilly & Co. (f)	755	487,436
Harmony Biosciences Holdings (a)	681	21,479
Incyte Corp. (a)	883	51,894
Jazz Pharmaceuticals PLC (a)	382	46,879
Johnson & Johnson	4,216	669,922
Kymera Therapeutics, Inc. (a)	538	17,636
Kyowa Kirin Co. Ltd.	2,800	44,117
Legend Biotech Corp., ADR (a)	1,636	90,078
Merck & Co., Inc. (f)	2,264	273,446
Merck KGaA	439	72,303
Neurocrine Biosciences, Inc. (a)	234	32,706
Novartis AG	2,064	213,827
Novo Nordisk A.S., “B”	2,060	235,273
Organon & Co.	15,013	249,967
Pfizer, Inc. (s)	8,026	217,344
Roche Holding AG	2,684	766,866
Sanofi	630	63,259
Santen Pharmaceutical Co. Ltd.	3,000	30,351
SpringWorks Therapeutics, Inc. (a)	588	25,949
Suzuken Co. Ltd./Aichi Japan	2,200	68,462
Ultragenyx Pharmaceutical Inc. (a)	254	11,204
Vertex Pharmaceuticals, Inc. (a)	1,151	498,820
Viking Therapeutics, Inc. (a)	819	19,771
Zoetis, Inc.	675	126,772
		$4,702,088
Pollution Control – 0.2%
GFL Environmental, Inc.	3,464	$117,672
Republic Services, Inc.	227	38,844
Waste Connections, Inc.	624	96,883
		$253,399

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Precious Metals & Minerals – 0.7%
Agnico Eagle Mines Ltd.	1,783	$87,635
Agnico Eagle Mines Ltd.	1,341	65,924
Franco-Nevada Corp.	6,235	674,583
Wheaton Precious Metals Corp.	4,567	214,040
		$1,042,182
Printing & Publishing – 0.1%
Wolters Kluwer N.V.	1,227	$181,002
Railroad & Shipping – 0.3%
Canadian Pacific Kansas City Ltd.	432	$34,763
CSX Corp.	5,087	181,606
Norfolk Southern Corp.	149	35,050
Sankyu, Inc.	2,000	74,845
Union Pacific Corp.	717	174,898
		$501,162
Real Estate – 1.3%
Brixmor Property Group, Inc., REIT	3,515	$78,877
Broadstone Net Lease, Inc., REIT	3,461	55,618
Cushman & Wakefield PLC (a)	2,800	29,456
Douglas Emmett, Inc., REIT	1,454	19,702
Empire State Realty Trust, REIT, “A”	3,994	38,023
Extra Space Storage, Inc., REIT	561	81,031
Host Hotels & Resorts, Inc., REIT	1,848	35,519
Jones Lang LaSalle, Inc. (a)	245	43,380
LEG Immobilien SE (a)	1,039	86,765
LXP Industrial Trust, REIT	4,166	37,869
National Storage Affiliates Trust, REIT	1,275	47,621
Phillips Edison & Co., REIT	1,294	44,915
Prologis, Inc., REIT	2,531	320,652
Simon Property Group, Inc., REIT	3,276	454,086
STAG Industrial, Inc., REIT	3,349	123,712
Sun Communities, Inc., REIT	320	40,112
TAG Immobilien AG (a)	14,054	198,337
Two Harbors Investment Corp., REIT	2,252	28,060
VICI Properties, Inc., REIT	1,788	53,854
W.P. Carey, Inc., REIT	677	41,947
		$1,859,536
Restaurants – 0.4%
Aramark	1,433	$41,672
Chipotle Mexican Grill, Inc., “A” (a)	51	122,847
Greggs PLC	3,432	115,805
Jack in the Box, Inc.	260	20,272
Sodexo	955	107,954
Starbucks Corp.	374	34,793
U.S. Foods Holding Corp. (a)	2,276	104,719
Wendy's Co.	2,493	47,567
Yum China Holdings, Inc.	619	21,411
		$617,040
Specialty Chemicals – 1.8%
Air Products & Chemicals, Inc.	280	$71,599
Akzo Nobel N.V.	409	31,303
Ashland, Inc.	945	88,471
Axalta Coating Systems Ltd. (a)	2,548	82,606
Chemours Co.	10,318	311,294
Corteva, Inc.	1,342	61,034

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – continued
Croda International PLC	2,207	$134,392
Dow, Inc.	532	28,515
DuPont de Nemours, Inc.	1,180	72,924
Kansai Paint Co. Ltd.	5,500	91,763
Linde PLC	2,943	1,191,415
Nitto Denko Corp.	1,000	82,808
Quaker Chemical Corp.	164	31,150
Sika AG	1,437	396,642
Symrise AG	586	60,758
		$2,736,674
Specialty Stores – 3.0%
ACV Auctions, Inc. (a)	2,179	$28,262
Amazon.com, Inc. (a)(f)	10,598	1,644,810
AutoZone, Inc. (a)	155	428,130
BJ's Wholesale Club Holdings, Inc. (a)	352	22,648
Builders FirstSource, Inc. (a)	2,957	513,720
Chewy, Inc., “A” (a)(l)	2,206	39,311
Costco Wholesale Corp. (f)	202	140,366
Home Depot, Inc.	167	58,944
Lowe's Cos., Inc.	1,518	323,091
Lululemon Athletica, Inc. (a)	410	186,066
Monro Muffler Brake, Inc.	548	17,459
O'Reilly Automotive, Inc. (a)	577	590,300
Ross Stores, Inc.	536	75,190
Ryohin Keikaku Co. Ltd.	3,700	57,527
Target Corp.	723	100,555
Ulta Beauty, Inc. (a)	171	85,850
ZOZO, Inc.	4,400	96,657
Zumiez, Inc. (a)	1,503	25,806
		$4,434,692
Telecommunications - Wireless – 0.4%
Advanced Info Service Public Co. Ltd.	6,300	$38,712
Cellnex Telecom S.A.	3,352	129,071
Etihad Etisalat Co.	5,949	82,649
Infrastrutture Wireless Italiane S.p.A.	8,130	98,800
KDDI Corp.	1,700	56,252
Liberty Broadband Corp. (a)	352	27,614
SBA Communications Corp., REIT	244	54,622
SoftBank Group Corp.	500	21,617
T-Mobile USA, Inc.	66	10,641
		$519,978
Telephone Services – 0.3%
AT&T, Inc. (f)	13,759	$243,397
Equinix, Inc., REIT	271	224,868
Hellenic Telecommunications Organization S.A.	1,677	23,288
		$491,553
Tobacco – 0.5%
Altria Group, Inc.	14,970	$600,596
British American Tobacco PLC	2,828	83,509
Philip Morris International, Inc.	270	24,530
		$708,635

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – 0.4%
J.B. Hunt Transport Services, Inc.	285	$57,279
Knight-Swift Transportation Holdings, Inc.	1,556	89,283
RXO, Inc. (a)	1,770	36,816
Saia, Inc. (a)	67	30,189
Schneider National, Inc.	1,477	36,216
Seino Holdings Co. Ltd.	8,800	128,925
SG Holdings Co. Ltd.	3,700	47,877
XPO Logistics, Inc. (a)	1,202	102,699
Yamato Holdings Co. Ltd.	2,700	46,750
		$576,034
Utilities - Electric Power – 2.0%
Alliant Energy Corp.	1,013	$49,293
Black Hills Corp.	909	47,050
CenterPoint Energy, Inc.	1,432	40,010
CLP Holdings Ltd.	3,500	27,744
CMS Energy Corp.	1,063	60,761
Dominion Energy, Inc. (f)	6,120	279,806
Duke Energy Corp. (f)	3,539	339,142
E.ON SE	3,243	44,019
Edison International	3,159	213,169
Eversource Energy	468	25,375
Iberdrola S.A.	6,591	79,410
NorthWestern Corp.	974	46,869
NRG Energy, Inc.	4,920	260,957
PG&E Corp.	17,628	297,384
Pinnacle West Capital Corp.	548	37,757
Portland General Electric Co.	1,414	57,875
PPL Corp.	739	19,362
Public Service Enterprise Group, Inc.	816	47,320
Sempra Energy	576	41,219
Southern Co.	4,345	302,065
Vistra Corp.	16,962	695,951
		$3,012,538
Total Common Stocks		$110,172,934
Bonds – 19.3%
Aerospace & Defense – 0.4%
Boeing Co., 2.196%, 2/04/2026	$65,000	$61,219
Boeing Co., 5.15%, 5/01/2030	42,000	42,093
Boeing Co., 5.805%, 5/01/2050	194,000	194,280
General Dynamics Corp., 3.625%, 4/01/2030	96,000	91,381
L3 Harris Technologies, Inc., 5.4%, 1/15/2027	142,000	144,818
L3 Harris Technologies, Inc., 5.4%, 7/31/2033	62,000	63,862
		$597,653
Apparel Manufacturers – 0.1%
Tapestry, Inc., 4.125%, 7/15/2027	$52,000	$49,446
Tapestry, Inc., 3.05%, 3/15/2032	37,000	29,592
		$79,038
Asset-Backed & Securitized – 0.6%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.129%, 11/15/2054 (i)	$984,480	$47,853
ACREC 2021-FL1 Ltd., “A”, FLR, 6.599% ((SOFR - 1mo. + 0.11448%) + 1.15%), 10/16/2036 (n)	106,942	106,232
ARI Fleet Lease Trust, 2023-A, “A2”, 5.41%, 2/17/2032 (n)	89,497	89,424
BDS 2021-FL7 Ltd., “B”, FLR, 6.949% ((SOFR - 1mo. + 0.11448%) + 1.5%), 6/16/2036 (n)	100,000	97,948
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.259%, 7/15/2054 (i)	1,212,793	73,987
KREF 2018-FT1 Ltd., “A”, FLR, 6.516% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	100,000	98,655

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
KREF 2018-FT1 Ltd., “AS”, FLR, 6.746% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	$100,000	$96,181
LAD Auto Receivables Trust, 2023-2A, “A2”, 5.93%, 6/15/2027 (n)	70,855	70,983
PFP III 2021-8 Ltd., “A”, FLR, 6.452% ((SOFR - 1mo. + 0.11448%) + 1%), 8/09/2037 (n)	28,031	27,789
PFP III 2021-8 Ltd., “AS”, FLR, 6.702% ((SOFR - 1mo. + 0.11448%) + 1.25%), 8/09/2037 (n)	104,000	100,904
SBNA Auto Lease Trust, 2023-A, “A2”, 6.27%, 4/20/2026 (n)	59,000	59,391
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	20,206	20,186
		$889,533
Automotive – 0.2%
Hyundai Capital America, 6.375%, 4/08/2030 (n)	$97,000	$103,272
Volkswagen Group of America Finance LLC, 6.2%, 11/16/2028 (n)	210,000	220,878
		$324,150
Broadcasting – 0.3%
Discovery Communications LLC, 4%, 9/15/2055	$65,000	$45,764
Walt Disney Co., 3.35%, 3/24/2025	80,000	78,663
Walt Disney Co., 3.5%, 5/13/2040	141,000	117,022
Walt Disney Co., 3.8%, 5/13/2060	150,000	118,458
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032	94,000	86,067
WarnerMedia Holdings, Inc., 5.391%, 3/15/2062	60,000	51,629
		$497,603
Brokerage & Asset Managers – 0.3%
Brookfield Finance, Inc., 2.34%, 1/30/2032	$106,000	$85,747
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	53,000	54,227
Charles Schwab Corp., 1.95%, 12/01/2031	53,000	42,580
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	70,000	73,980
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	120,000	115,550
LPL Holdings, Inc., 6.75%, 11/17/2028	25,000	26,283
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	96,000	87,263
		$485,630
Building – 0.1%
Vulcan Materials Co., 3.5%, 6/01/2030	$63,000	$58,471
Vulcan Materials Co., 4.5%, 6/15/2047	34,000	30,367
		$88,838
Business Services – 0.3%
Fiserv, Inc., 4.4%, 7/01/2049	$134,000	$116,696
Mastercard, Inc., 3.85%, 3/26/2050	143,000	122,272
Visa, Inc., 2.05%, 4/15/2030	117,000	102,514
Visa, Inc., 2.7%, 4/15/2040	88,000	67,222
Visa, Inc., 2%, 8/15/2050	107,000	65,108
		$473,812
Cable TV – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$71,000	$71,586
Comcast Corp., 4.8%, 5/15/2033	98,000	98,282
Comcast Corp., 3.75%, 4/01/2040	65,000	55,673
Comcast Corp., 5.35%, 5/15/2053	98,000	99,888
Cox Communications, Inc., 5.7%, 6/15/2033 (n)	112,000	114,575
Cox Communications, Inc., 4.5%, 6/30/2043 (n)	14,000	11,758
		$451,762
Computer Software – 0.3%
Cisco Systems, Inc., 5.5%, 1/15/2040	$53,000	$56,552
Microsoft Corp., 2.525%, 6/01/2050	206,000	137,473
Microsoft Corp., 2.5%, 9/15/2050 (n)	113,000	74,605

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software – continued
Oracle Corp., 5.55%, 2/06/2053	$103,000	$102,357
		$370,987
Computer Software - Systems – 0.2%
Apple, Inc., 1.7%, 8/05/2031	$178,000	$147,800
Apple, Inc., 2.65%, 5/11/2050	196,000	132,409
		$280,209
Conglomerates – 0.2%
nVent Finance S.à r.l., 5.65%, 5/15/2033	$87,000	$89,295
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)	79,000	80,157
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)	68,000	69,897
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	132,000	130,740
		$370,089
Consumer Products – 0.3%
Kenvue, Inc., 5%, 3/22/2030	$112,000	$114,750
Kenvue, Inc., 5.1%, 3/22/2043	71,000	72,771
Kenvue, Inc., 5.05%, 3/22/2053	75,000	75,630
Mattel, Inc., 3.75%, 4/01/2029 (n)	157,000	143,485
		$406,636
Consumer Services – 0.2%
Booking Holdings, Inc., 3.55%, 3/15/2028	$84,000	$81,133
Booking Holdings, Inc., 4.625%, 4/13/2030	56,000	56,153
CBRE Group, Inc., 5.95%, 8/15/2034	152,000	157,259
		$294,545
Electronics – 0.4%
Intel Corp., 5.2%, 2/10/2033	$98,000	$100,882
Intel Corp., 5.7%, 2/10/2053	114,000	119,923
Lam Research Corp., 1.9%, 6/15/2030	32,000	27,401
Lam Research Corp., 4.875%, 3/15/2049	122,000	118,765
SK hynix, Inc., 5.5%, 1/16/2027 (n)	200,000	200,864
		$567,835
Emerging Market Sovereign – 0.1%
United Mexican States, 6.338%, 5/04/2053	$200,000	$199,361
Energy - Independent – 0.2%
EQT Corp., 3.625%, 5/15/2031 (n)	$65,000	$57,914
Occidental Petroleum Corp., 6.125%, 1/01/2031	53,000	55,017
Occidental Petroleum Corp., 4.4%, 4/15/2046	78,000	63,959
Pioneer Natural Resources Co., 1.9%, 8/15/2030	102,000	86,904
Pioneer Natural Resources Co., 2.15%, 1/15/2031	72,000	61,333
		$325,127
Energy - Integrated – 0.3%
BP Capital Markets America, Inc., 1.749%, 8/10/2030	$84,000	$70,602
BP Capital Markets America, Inc., 4.812%, 2/13/2033	78,000	77,923
BP Capital Markets America, Inc., 3.001%, 3/17/2052	91,000	62,869
Eni S.p.A., 4.75%, 9/12/2028 (n)	200,000	200,310
		$411,704
Financial Institutions – 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	$150,000	$142,732
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	43,000	41,587
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	94,000	91,174
		$275,493

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 1.1%
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	$185,000	$195,783
Bacardi Ltd., 5.15%, 5/15/2038 (n)	214,000	207,233
Constellation Brands, Inc., 2.25%, 8/01/2031	51,000	42,552
Constellation Brands, Inc., 4.1%, 2/15/2048	172,000	143,430
Diageo Capital PLC, 5.625%, 10/05/2033	205,000	218,916
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	69,000	61,023
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/2031	47,000	40,288
JM Smucker Co., 6.5%, 11/15/2053	65,000	73,442
Kraft Heinz Foods Co., 4.875%, 10/01/2049	90,000	83,620
Kraft Heinz Foods Co., 5.5%, 6/01/2050	98,000	99,293
Mars, Inc., 4.55%, 4/20/2028 (n)	150,000	150,205
Mars, Inc., 4.75%, 4/20/2033 (n)	130,000	129,729
SYSCO Corp., 2.45%, 12/14/2031	226,000	191,824
SYSCO Corp., 4.45%, 3/15/2048	52,000	45,179
		$1,682,517
Gaming & Lodging – 0.2%
Marriott International, Inc., 2.85%, 4/15/2031	$157,000	$136,322
Marriott International, Inc., 3.5%, 10/15/2032	68,000	60,640
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	47,000	45,250
		$242,212
Industrial – 0.1%
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050	$234,000	$146,577
Insurance – 0.2%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$115,000	$103,593
Corebridge Financial, Inc., 4.35%, 4/05/2042	119,000	101,854
Equitable Holdings, Inc., 5.594%, 1/11/2033	95,000	97,532
		$302,979
Insurance - Health – 0.3%
Humana, Inc., 4.95%, 10/01/2044	$63,000	$58,650
Humana, Inc., 5.5%, 3/15/2053	17,000	17,027
UnitedHealth Group, Inc., 5.3%, 2/15/2030	90,000	93,353
UnitedHealth Group, Inc., 2.3%, 5/15/2031	144,000	123,674
UnitedHealth Group, Inc., 4.625%, 7/15/2035	64,000	64,007
UnitedHealth Group, Inc., 5.875%, 2/15/2053	65,000	72,140
		$428,851
Insurance - Property & Casualty – 0.3%
American International Group, Inc., 5.125%, 3/27/2033	$87,000	$88,050
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	83,000	91,049
Arthur J. Gallagher & Co., 6.75%, 2/15/2054	80,000	92,473
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	76,000	66,751
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	32,000	32,040
RenaissanceRe Holdings Ltd., 5.75%, 6/05/2033	115,000	116,658
		$487,021
International Market Quasi-Sovereign – 0.2%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$200,000	$208,067
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	200,000	161,017
		$369,084
International Market Sovereign – 0.1%
Government of Bermuda, 5%, 7/15/2032 (n)	$200,000	$194,000

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – 0.3%
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	$200,000	$198,344
CNH Industrial Capital LLC, 5.5%, 1/12/2029	101,000	103,867
CNH Industrial N.V., 3.85%, 11/15/2027	147,000	142,167
		$444,378
Major Banks – 3.7%
Bank of America Corp., 4.376% to 4/27/2027, FLR (SOFR - 1 day + 1.58%) to 4/27/2028	$86,000	$84,318
Bank of America Corp., 3.419% to 12/20/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.04%) to 12/20/2028	168,000	158,701
Bank of America Corp., 5.819% to 9/15/2028, FLR (SOFR - 1 day + 1.57%) to 9/15/2029	106,000	109,595
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	204,000	173,180
Bank of America Corp., 5.872% to 9/15/2033, FLR (SOFR - 1 day + 1.84%) to 9/15/2034	104,000	108,903
Bank of New York Mellon Corp., 5.802% to 10/25/2027, FLR (SOFR - 1 day + 1.802%) to 10/25/2028	41,000	42,517
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	200,000	165,120
Capital One Financial Corp., 6.312% to 6/08/2028, FLR (SOFR - 1 day + 2.640%) to 6/08/2029	54,000	55,669
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.860%) to 6/08/2034	24,000	24,937
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	200,000	145,382
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	250,000	231,396
Goldman Sachs Group, Inc., 2.64% to 2/24/2027, FLR (SOFR - 1 day + 1.114%) to 2/24/2028	92,000	85,715
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR - 1 day + 1.947%) to 8/18/2031	200,000	167,099
Huntington Bancshares, Inc., 6.208% to 8/21/2028, FLR (SOFR - 1 day + 2.02%) to 8/21/2029	83,000	85,786
JPMorgan Chase & Co., 6.07% to 10/22/2026, FLR (SOFR - 1 day + 1.33%) to 10/22/2027	132,000	135,970
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.337%) to 2/01/2028	165,000	159,744
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	295,000	247,378
JPMorgan Chase & Co., 5.336% to 1/23/2034, FLR (SOFR - 1 day + 1.62%) to 1/22/2035	53,000	53,862
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	200,000	183,094
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032	200,000	167,441
Morgan Stanley, 3.125%, 7/27/2026	82,000	78,689
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	48,000	48,854
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	100,000	87,865
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	155,000	143,012
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	55,000	55,712
NatWest Group PLC, 5.847% to 3/02/2026, FLR (CMT - 1yr. + 1.35%) to 3/02/2027	200,000	201,882
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	263,000	240,646
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/20/2028	62,000	62,549
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/21/2035	74,000	75,939
Royal Bank of Canada, 2.3%, 11/03/2031	138,000	115,505
Royal Bank of Canada, 5%, 2/01/2033	40,000	40,007
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	200,000	161,005
Sumitomo Mitsui Trust Bank Ltd., 5.65%, 3/09/2026 (n)	200,000	202,845
Toronto-Dominion Bank, 4.108%, 6/08/2027	57,000	55,933
Toronto-Dominion Bank, 4.693%, 9/15/2027	117,000	116,804
Toronto-Dominion Bank, 2%, 9/10/2031	71,000	58,761
UBS Group AG, 3.126% to 8/13/2029, FLR (LIBOR - 3mo. + 1.468%) to 8/13/2030 (n)	200,000	179,053
UBS Group AG, 3.179% to 2/11/2042, FLR (CMT - 1yr. + 1.1%) to 2/11/2043 (n)	200,000	149,621
UBS Group AG, 9.25% to 11/13/2028, FLR (CMT - 5yr. + 4.745%) to 5/13/2172 (n)	200,000	213,938
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	350,000	331,569
Wells Fargo & Co., 3.908% to 4/25/2025, FLR (SOFR - 1 day + 1.32%) to 4/25/2026	35,000	34,407
Wells Fargo & Co., 4.54% to 8/15/2025, FLR (SOFR - 1 day + 1.56%) to 8/15/2026	50,000	49,497
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	99,000	101,180
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	54,000	47,398
		$5,438,478
Medical & Health Technology & Services – 0.6%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$200,000	$189,216
Becton, Dickinson and Co., 2.823%, 5/20/2030	48,000	42,893
Becton, Dickinson and Co., 4.298%, 8/22/2032	60,000	57,801
CVS Health Corp., 5%, 2/20/2026	58,000	58,191
CVS Health Corp., 5.625%, 2/21/2053	74,000	73,682
HCA, Inc., 5.2%, 6/01/2028	69,000	69,695

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
HCA, Inc., 5.875%, 2/01/2029	$27,000	$27,847
IQVIA, Inc., 6.25%, 2/01/2029 (n)	84,000	87,420
Marin General Hospital, 7.242%, 8/01/2045	59,000	62,715
Thermo Fisher Scientific, Inc., 4.977%, 8/10/2030	167,000	170,719
Thermo Fisher Scientific, Inc., 2%, 10/15/2031	34,000	28,422
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	57,000	42,700
		$911,301
Medical Equipment – 0.0%
Danaher Corp., 2.6%, 10/01/2050	$107,000	$70,040
Metals & Mining – 0.2%
Anglo American Capital PLC, 4.5%, 3/15/2028 (n)	$200,000	$194,690
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	124,000	107,177
		$301,867
Midstream – 0.6%
Columbia Pipelines Holdings Co. LLC, 6.055%, 8/15/2026 (n)	$22,000	$22,494
Columbia Pipelines Operating Co. LLC, 6.497%, 8/15/2043 (n)	3,000	3,280
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)	125,000	137,270
Enbridge, Inc., 5.969%, 3/08/2026	59,000	58,997
Enbridge, Inc., 5.7%, 3/08/2033	54,000	55,709
Energy Transfer LP, 4%, 10/01/2027	52,000	50,224
Energy Transfer LP, 5.95%, 5/15/2054	81,000	81,230
Enterprise Products Operating LLC, 4.85%, 1/31/2034	177,000	177,107
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	142,252	133,276
Plains All American Pipeline LP, 4.65%, 10/15/2025	39,000	38,707
Plains All American Pipeline LP, 3.55%, 12/15/2029	126,000	115,952
Targa Resources Corp., 4.95%, 4/15/2052	100,000	87,210
		$961,456
Municipals – 0.2%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$60,000	$50,100
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040	160,000	130,495
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	96,000	82,015
		$262,610
Natural Gas - Pipeline – 0.1%
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	$102,000	$96,481
Other Banks & Diversified Financials – 0.5%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$200,000	$210,111
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)	200,000	214,267
M&T Bank Corp., 4.553% to 8/16/2027, FLR (SOFR - 1 day + 1.78%) to 8/16/2028	103,000	99,430
Macquarie Group Ltd., 5.887%, 6/15/2034 (n)	107,000	109,626
Truist Financial Corp., 7.161% to 10/30/2028, FLR (SOFR - 1 day + 2.446%) to 10/30/2029	111,000	119,876
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/23/2035	54,000	54,910
		$808,220
Pharmaceuticals – 0.5%
Bayer US Finance LLC, 6.25%, 1/21/2029 (n)	$200,000	$204,542
Merck & Co., Inc., 2.75%, 12/10/2051	58,000	38,932
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/2033	192,000	191,762
Pfizer Investment Enterprises Pte. Ltd., 5.3%, 5/19/2053	30,000	30,503
Pfizer, Inc., 2.55%, 5/28/2040	58,000	42,044
Roche Holdings, Inc., 5.338%, 11/13/2028 (n)	142,000	147,161
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)	140,000	147,524
		$802,468

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pollution Control – 0.1%
Waste Management, Inc., 4.625%, 2/15/2033	$145,000	$143,961
Precious Metals & Minerals – 0.1%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	$114,000	$116,191
Railroad & Shipping – 0.1%
Burlington Northern Santa Fe, LLC, 5.2%, 4/15/2054	$100,000	$101,921
Canadian Pacific Railway Co., 3.1%, 12/02/2051	80,000	56,517
		$158,438
Real Estate - Office – 0.2%
Boston Properties LP, REIT, 3.65%, 2/01/2026	$81,000	$78,227
Corporate Office Property LP, REIT, 2%, 1/15/2029	109,000	91,579
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	76,000	62,046
		$231,852
Real Estate - Other – 0.3%
EPR Properties, REIT, 3.6%, 11/15/2031	$86,000	$71,927
Extra Space Storage LP, 5.5%, 7/01/2030	114,000	116,582
Lexington Realty Trust Co., REIT, 2.7%, 9/15/2030	119,000	100,114
Prologis LP, REIT, 5.125%, 1/15/2034	137,000	139,142
W.P. Carey, Inc., REIT, 2.45%, 2/01/2032	45,000	36,765
		$464,530
Real Estate - Retail – 0.1%
NNN REIT, Inc., 5.6%, 10/15/2033	$85,000	$86,940
STORE Capital Corp., REIT, 2.75%, 11/18/2030	133,000	105,713
		$192,653
Retailers – 0.2%
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	$23,000	$17,344
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	66,000	49,973
Amazon.com, Inc., 3.6%, 4/13/2032	102,000	96,250
AutoZone, Inc., 4.75%, 8/01/2032	76,000	74,685
Home Depot, Inc., 3.9%, 6/15/2047	114,000	96,564
		$334,816
Specialty Chemicals – 0.1%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$69,000	$64,300
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	30,000	26,582
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	35,000	29,132
		$120,014
Specialty Stores – 0.1%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$44,000	$37,411
DICK'S Sporting Goods, 4.1%, 1/15/2052	81,000	58,657
		$96,068
Telecommunications - Wireless – 0.6%
Crown Castle, Inc., REIT, 4.45%, 2/15/2026	$79,000	$77,980
Crown Castle, Inc., REIT, 3.7%, 6/15/2026	197,000	190,816
Rogers Communications, Inc., 3.8%, 3/15/2032	120,000	109,151
Rogers Communications, Inc., 4.5%, 3/15/2042	107,000	95,073
T-Mobile USA, Inc., 3.5%, 4/15/2025	119,000	116,667
T-Mobile USA, Inc., 5.05%, 7/15/2033	104,000	104,120
Vodafone Group PLC, 5.625%, 2/10/2053	197,000	198,459
		$892,266

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Tobacco – 0.2%
B.A.T. Capital Corp., 6.343%, 8/02/2030	$96,000	$101,081
Philip Morris International, Inc., 5.625%, 11/17/2029	43,000	44,877
Philip Morris International, Inc., 5.125%, 2/15/2030	100,000	101,647
		$247,605
Transportation - Services – 0.2%
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)	$85,000	$86,536
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)	133,000	138,212
		$224,748
U.S. Treasury Obligations – 1.2%
U.S. Treasury Bonds, 2.375%, 2/15/2042 (f)	$234,000	$177,072
U.S. Treasury Bonds, 3.875%, 5/15/2043 (f)	790,000	743,341
U.S. Treasury Bonds, 4.375%, 8/15/2043	348,000	350,501
U.S. Treasury Bonds, 2.875%, 5/15/2052	148,000	114,336
U.S. Treasury Notes, 5%, 10/31/2025	137,000	138,557
U.S. Treasury Notes, 4.875%, 11/30/2025	219,000	221,276
		$1,745,083
Utilities - Electric Power – 1.6%
AEP Transmission Co. LLC, 5.4%, 3/15/2053	$67,000	$68,256
Alabama Power Co., 3.45%, 10/01/2049	177,000	133,384
American Electric Power Co., Inc., 5.699%, 8/15/2025	24,000	24,185
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	95,000	79,862
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	25,000	24,776
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053	21,000	18,550
CenterPoint Energy, Inc., 2.65%, 6/01/2031	51,000	43,333
Duke Energy Carolinas LLC, 2.85%, 3/15/2032	171,000	147,991
Duke Energy Florida LLC, 6.2%, 11/15/2053	58,000	64,905
Enel Finance International N.V., 4.625%, 6/15/2027 (n)	200,000	198,626
Enel Finance International N.V., 2.25%, 7/12/2031 (n)	200,000	163,103
Eversource Energy, 5.5%, 1/01/2034	79,000	79,905
FirstEnergy Corp., 2.65%, 3/01/2030	134,000	116,430
Florida Power & Light Co., 3.95%, 3/01/2048	50,000	41,823
Georgia Power Co., 4.7%, 5/15/2032	162,000	159,971
Georgia Power Co., 5.125%, 5/15/2052	76,000	74,941
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	67,000	56,471
MidAmerican Energy Co., 5.85%, 9/15/2054	102,000	111,480
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025	59,000	59,497
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025	54,000	54,545
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032	52,000	43,119
Pacific Gas & Electric Co., 6.1%, 1/15/2029	51,000	52,838
Pacific Gas & Electric Co., 2.5%, 2/01/2031	105,000	87,149
PPL Electric Utilities Corp., 4.85%, 2/15/2034	80,000	80,243
Southern California Edison Co., 4.5%, 9/01/2040	50,000	44,856
Southern California Edison Co., 3.65%, 2/01/2050	33,000	25,094
Virginia Electric & Power Co., 2.875%, 7/15/2029	63,000	58,177
WEC Energy Group, Inc., 4.75%, 1/09/2026	163,000	162,619
Xcel Energy, Inc., 4.6%, 6/01/2032	138,000	133,881
		$2,410,010
Total Bonds		$28,718,780
Preferred Stocks – 0.0%
Consumer Products – 0.0%
Henkel AG & Co. KGaA	326	$25,073

Portfolio of Investments (unaudited) – continued
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants – 0.0%
Computer Software - Systems – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	149	$0
Medical Equipment – 0.0%
OptiNose, Inc. (1 share for 1 warrant, Expiration 11/23/27) (a)	$ 2.57	11/23/27	1,246	$0
Total Warrants				$0

Investment Companies (h) – 4.0%
Money Market Funds – 4.0%
MFS Institutional Money Market Portfolio, 5.4% (v)	5,907,264	$5,907,855
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
Euro Stoxx 50 Index – March 2025 @ EUR 3,400	Put	Goldman Sachs International	$ 1,557,293	31	$16,047
Standard & Poor's 500 Index – December 2024 @ $3,600	Put	Goldman Sachs International	1,453,692	3	11,178
Standard & Poor's 500 Index – June 2025 @ $3,500	Put	Goldman Sachs International	1,453,692	3	17,160
Standard & Poor's 500 Index – December 2025 @ $3,400	Put	Goldman Sachs International	1,453,692	3	22,470
Total Purchased Options					$66,855
Issuer	Shares/Par
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 5.25% (j)	13,969	$13,969
Securities Sold Short – (0.0)%
Telecommunications - Wireless – (0.0)%
Crown Castle, Inc., REIT	(55)	$(5,954)

Other Assets, Less Liabilities – 2.7%		4,023,733
Net Assets – 100.0%		$148,923,245
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,907,855 and $138,997,611, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,400,144, representing 5.6% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

Portfolio of Investments (unaudited) – continued
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand
Derivative Contracts at 1/31/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	2,450,000	USD	1,554,976	Morgan Stanley Capital Services, Inc.	2/22/2024	$53,429
CAD	426,569	USD	312,388	HSBC Bank	2/22/2024	4,973
CHF	419,000	USD	483,082	Brown Brothers Harriman	2/22/2024	3,536
CHF	264,000	USD	298,534	Morgan Stanley Capital Services, Inc.	2/22/2024	8,070
GBP	110,000	USD	133,789	JPMorgan Chase Bank N.A.	2/22/2024	5,636
GBP	927,000	USD	1,172,512	Morgan Stanley Capital Services, Inc.	2/22/2024	2,465
JPY	215,327,000	USD	1,466,314	JPMorgan Chase Bank N.A.	2/22/2024	1,412
NOK	2,782,000	USD	259,746	Brown Brothers Harriman	2/22/2024	4,905
NOK	1,402,000	USD	131,696	Deutsche Bank AG	2/22/2024	1,677
NOK	51,116,893	USD	4,835,074	State Street Bank Corp.	2/22/2024	27,679
NZD	1,120,000	USD	662,960	HSBC Bank	2/22/2024	21,664
SEK	32,219,068	USD	2,969,222	Barclays Bank PLC	2/22/2024	129,348
SEK	8,879,000	USD	813,039	JPMorgan Chase Bank N.A.	2/22/2024	40,871
SEK	2,271,000	USD	217,158	Morgan Stanley Capital Services, Inc.	2/22/2024	1,248
USD	478,868	CHF	406,000	HSBC Bank	2/22/2024	7,348
USD	72,966	DKK	502,000	Morgan Stanley Capital Services, Inc.	2/22/2024	109
USD	858,326	DKK	5,813,287	State Street Bank Corp.	2/22/2024	14,622
USD	15,214,038	EUR	13,874,334	HSBC Bank	2/22/2024	207,209
USD	1,410,397	HKD	10,997,902	HSBC Bank	2/22/2024	2,768
USD	78,821	IDR	1,212,682,000	Citibank N.A.	2/22/2024	2,002
USD	461,612	JPY	67,579,000	Brown Brothers Harriman	2/22/2024	976
USD	11,478,383	JPY	1,615,520,584	HSBC Bank	2/22/2024	466,572
USD	518,657	JPY	74,512,000	JPMorgan Chase Bank N.A.	2/22/2024	10,764
USD	368,470	KRW	489,025,800	Citibank N.A.	2/22/2024	1,615
USD	91,868	THB	3,204,240	Barclays Bank PLC	2/22/2024	1,762

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	82,398	TWD	2,551,000	Citibank N.A.	2/22/2024	$671
						$1,023,331
Liability Derivatives
AUD	284,000	USD	190,429	HSBC Bank	2/22/2024	$(3,985)
AUD	1,203,000	USD	795,832	JPMorgan Chase Bank N.A.	2/22/2024	(6,072)
CAD	3,833,000	USD	2,866,238	HSBC Bank	2/22/2024	(14,540)
EUR	2,481,000	USD	2,717,924	Merrill Lynch International	2/22/2024	(34,412)
GBP	1,129,000	USD	1,438,304	HSBC Bank	2/22/2024	(7,291)
GBP	285,205	USD	363,551	State Street Bank Corp.	2/22/2024	(2,053)
HKD	1,161,000	USD	148,630	HSBC Bank	2/22/2024	(33)
NOK	16,853,000	USD	1,631,275	HSBC Bank	2/22/2024	(28,049)
NZD	755,000	USD	470,327	HSBC Bank	2/22/2024	(8,817)
NZD	3,459,000	USD	2,126,720	JPMorgan Chase Bank N.A.	2/22/2024	(12,332)
SEK	10,075,000	USD	987,242	HSBC Bank	2/22/2024	(18,309)
USD	6,313,698	AUD	9,778,423	HSBC Bank	2/22/2024	(105,757)
USD	178,858	BRL	909,113	Citibank N.A.	2/22/2024	(4,310)
USD	591,595	CAD	798,000	HSBC Bank	2/22/2024	(2,106)
USD	2,779,726	CAD	3,769,000	State Street Bank Corp.	2/22/2024	(24,357)
USD	8,908,489	CHF	7,703,619	State Street Bank Corp.	2/22/2024	(38,344)
USD	2,689,834	EUR	2,530,000	JPMorgan Chase Bank N.A.	2/22/2024	(46,677)
USD	1,275,933	GBP	1,021,000	Morgan Stanley Capital Services, Inc.	2/22/2024	(18,189)
USD	116,830	ILS	439,381	State Street Bank Corp.	2/22/2024	(3,702)
USD	408,442	INR	34,219,252	Barclays Bank PLC	2/22/2024	(3,319)
USD	82,901	INR	6,929,000	Goldman Sachs International	2/22/2024	(476)
USD	127,354	MXN	2,241,897	State Street Bank Corp.	2/22/2024	(2,458)
USD	1,338,823	NOK	14,728,000	Deutsche Bank AG	2/22/2024	(62,252)
USD	92,231	NZD	158,000	Morgan Stanley Capital Services, Inc.	2/22/2024	(4,350)
USD	3,302,137	NZD	5,556,841	State Street Bank Corp.	2/22/2024	(94,602)
USD	401,358	SEK	4,426,000	Morgan Stanley Capital Services, Inc.	2/22/2024	(24,299)
USD	401,737	SGD	539,841	JPMorgan Chase Bank N.A.	2/22/2024	(1,053)
USD	481,566	TWD	15,091,323	Barclays Bank PLC	2/22/2024	(1,918)
USD	107,777	ZAR	2,078,796	State Street Bank Corp.	2/22/2024	(3,065)
						$(577,127)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
BIST 30 Index	Long	TRY	1,183	$3,673,351	February – 2024	$223,402
CAC 40 Index	Long	EUR	3	247,997	February – 2024	7,669
FTSE 100 Index	Short	GBP	67	6,434,386	March – 2024	3,185
FTSE MIB Index	Long	EUR	23	3,828,844	March – 2024	20,048
FTSE Taiwan Index	Short	USD	43	2,647,510	February – 2024	11,431
FTSE/JSE Top 40 Index	Short	ZAR	16	583,091	March – 2024	11,215
IBEX 35 Index	Long	EUR	40	4,354,731	February – 2024	20,742
Mexbol Index	Long	MXN	45	1,517,108	March – 2024	41,637
Mini Ibovespa	Short	BRL	553	2,861,036	February – 2024	90,550
OMX 30 Index	Long	SEK	79	1,786,838	February – 2024	16,806

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
Equity Futures − continued
S&P/TSX 60 Index	Short	CAD	2	$378,088	March – 2024	$956
						$447,641
Interest Rate Futures
Australian Bond 10 yr	Long	AUD	147	$11,199,268	March – 2024	$250,506
Canadian Treasury Bond 10 yr	Short	CAD	149	13,484,198	March – 2024	30,191
U.S. Treasury Note 2 yr	Long	USD	11	2,262,219	March – 2024	18,248
U.S. Treasury Bond 30 yr	Long	USD	3	367,031	March – 2024	15,870
U.S. Treasury Note 10 yr	Long	USD	30	3,369,844	March – 2024	95,327
U.S. Treasury Ultra Bond 30 yr	Long	USD	1	129,219	March – 2024	8,401
						$418,543
						$866,184
Liability Derivatives
Equity Futures
Hang Seng Index	Long	HKD	12	$1,191,351	February – 2024	$(34,788)
KOSPI 200 Index	Long	KRW	12	752,864	March – 2024	(5,848)
MSCI Singapore Index	Long	SGD	11	226,986	February – 2024	(566)
NSE IFSC NIFTY 50 Index	Long	USD	60	2,615,700	February – 2024	(14,205)
Russell 2000 Index	Short	USD	149	14,571,455	March – 2024	(495,089)
S&P 500 E-Mini Index	Short	USD	139	33,849,975	March – 2024	(1,550,699)
S&P MidCap 400 Index	Short	USD	43	11,796,190	March – 2024	(403,520)
S&P/ASX 200 Index	Short	AUD	39	4,860,514	March – 2024	(99,662)
Topix Index	Short	JPY	10	1,732,097	March – 2024	(45,032)
						$(2,649,409)
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	105	$15,415,375	March – 2024	$(220,658)
Japan Government Bond 10 yr	Long	JPY	6	5,962,087	March – 2024	(39,255)
Long Gilt 10 yr	Long	GBP	8	1,013,536	March – 2024	(4,268)
U.S. Treasury Note 5 yr	Short	USD	4	433,563	March – 2024	(3,358)
U.S. Treasury Ultra Note 10 yr	Short	USD	12	1,402,500	March – 2024	(41,815)
						$(309,354)
						$(2,958,763)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
3/15/34	USD	10,700,000	centrally cleared	SOFR - 1 day/Annually	3.477%/Annually	$81,902	$(1,127)	$80,775
3/18/54	USD	4,700,000	centrally cleared	SOFR - 1 day/Annually	3.305%/Annually	164,325	(2,984)	161,341
						$246,227	$(4,111)	$242,116
Liability Derivatives
Interest Rate Swaps
3/18/26	USD	47,300,000	centrally cleared	3.942%/Annually	SOFR - 1 day/Annually	$(20,214)	$10,720	$(9,494)
3/21/29	USD	20,000,000	centrally cleared	3.525%/Annually	SOFR - 1 day/Annually	(44,443)	8,575	(35,868)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives − continued
Interest Rate Swaps − continued
3/18/54	USD	400,000	centrally cleared	SOFR - 1 day/Annually	3.565%/Annually	$(4,853)	$—	$(4,853)
						$(69,510)	$19,295	$(50,215)
At January 31, 2024, the fund had cash collateral of $1,116,653 and other liquid securities with an aggregate value of $13,739,926 to cover any collateral or margin obligations for securities sold short and certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service.
Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of January 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$74,251,133	$39,630	$—	$74,290,763
Japan	212,161	6,000,590	—	6,212,751
France	785,906	5,196,965	—	5,982,871
United Kingdom	1,378,854	2,481,385	—	3,860,239
Switzerland	895,146	2,921,923	—	3,817,069
Canada	2,897,566	—	—	2,897,566
Germany	1,297,976	1,411,298	—	2,709,274
Netherlands	757,526	576,637	—	1,334,163
Spain	202,856	913,175	—	1,116,031
Other Countries	2,693,416	5,350,719	—	8,044,135
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	1,745,083	—	1,745,083
Non - U.S. Sovereign Debt	—	762,445	—	762,445
Municipal Bonds	—	262,610	—	262,610
U.S. Corporate Bonds	—	16,919,338	—	16,919,338
Commercial Mortgage-Backed Securities	—	356,765	—	356,765
Asset-Backed Securities (including CDOs)	—	532,768	—	532,768
Foreign Bonds	—	8,139,771	—	8,139,771
Mutual Funds	5,921,824	—	—	5,921,824
Total	$91,294,364	$53,611,102	$—	$144,905,466
Securities Sold Short	$(5,954)	$—	$—	$(5,954)
Other Financial Instruments
Futures Contracts – Assets	$563,117	$303,067	$—	$866,184
Futures Contracts – Liabilities	(2,772,867)	(185,896)	—	(2,958,763)
Forward Foreign Currency Exchange Contracts – Assets	—	1,023,331	—	1,023,331
Forward Foreign Currency Exchange Contracts – Liabilities	—	(577,127)	—	(577,127)
Swap Agreements – Assets	—	242,116	—	242,116
Swap Agreements – Liabilities	—	(50,215)	—	(50,215)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At January 31, 2024, the value of securities loaned was $101,728. These loans were collateralized by cash of $13,969 and U.S. Treasury Obligations (held by the lending agent) of $97,434.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$9,853,501	$20,352,565	$24,298,347	$509	$(373)	$5,907,855
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$68,299	$—